Note 14 - Intangible Assets - Carrying Amounts of Goodwill by Cash-generating Units (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Goodwill	$ 18,269	$ 25,794	$ 21,919	$ 22,387
Aevitas O Holdings Limited [Member]
Statement Line Items [Line Items]
Goodwill	7,222	13,658	12,483
VivoPower Pty Ltd [member]
Statement Line Items [Line Items]
Goodwill	9,451	10,319	9,436
Tembo e-LV B.V. [member]
Statement Line Items [Line Items]
Goodwill	$ 1,595	$ 1,817	$ 0